Exhibit 99.1

NISSAN MASTER OWNER TRUST RECEIVABLES, 2012-B SERIES
Monthly Servicer's Statement
for the month ended January 31, 2013

Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	12.73%
From	01-Jan-13	15-Jan-13	15-Feb-13	Floating Allocation Percentage at Month-End	71.53%
To	31-Jan-13	15-Feb-13
Days	30

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2012-B balances were:		Payment Date	Period	Period
		5/15/2014	11/1/2013	No
Notes	$250,000,000.00

Principal Amount of Debt	250,000,000.00
Required Overcollateralization	$64,475,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$0.00
Series Nominal Liquidation Amount	314,475,000.00

Required Participation Amount	$314,475,000.00		Accumulation Account
Excess Receivables	$216,309,392.10		Beginning	-

Total Collateral	$530,784,392.10		Additions	-
			Ending Balance	-
Collateral as Percent of Notes	212.31%

NMOTR Trust Pool Activity
During the past Collection Period, the following activity occurred:
			Distributions to Investors
	NMOTR		Days	31
	Total Pool		LIBOR	0.205700%
Beginning Gross Principal Pool Balance	$3,893,871,255.18		Applicable Margin	0.350000%
Total Principal Collections	$(1,852,325,606.92)			0.555700%
Investment in New Receivables	$1,767,912,708.64
Receivables Added for Additional Accounts	$857,910,145.90			Actual	Per $1000
Repurchases	$(21,001,752.23)		Interest	119,629.86	0.12
Principal Default Amounts	$0.00		Principal	-	$0.00
Principal Reallocation	$0.00		Unused Fee	$0.00	$0.00
New Series Issued During Collection Period	$0.00				0.12
Less Net CMA Offset	$(472,925,781.85)
Less Servicing Adjustment	$(3,885,649.76)		Total Due Investors	119,629.86	0.555700%
Ending Balance	$4,169,555,318.96		Servicing Fee	$262,788.76
			Excess Cash Flow	521,414.81
SAP for Next Period	12.73%

Average Receivable Balance	$3,816,939,748.78
Monthly Payment Rate	48.53%		Reserve Account

Interest Collections			Required Balance	$1,875,000.00
During the past collection period, the following activity occurred:			Current Balance	$1,875,000.00
			Deficit/(Excess)	$-
	NMOTR
	Total Pool
Total Interest Collections	$9,925,942.85
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00
Total Available	$9,925,942.85